CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                               CHICAGO, IL 60603



                                April 12, 2019



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


      Re:         First Trust Exchange-Traded Fund IV (the "Trust")


To the Commission:

      On behalf of the above Trust, with respect to its series, the First Trust SSI Strategic Convertible Securities ETF (the "Fund"), electronically transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 are the preliminary proxy statement, form of proxy and other soliciting materials for the Fund. It is intended that the proxy materials will be released to shareholders of the Fund on or about April 25, 2019. Please contact the undersigned at (312) 845-3446 (e-mail: russell@chapman.com) with any questions or comments regarding this filing.

                                             Very truly yours,

                                             CHAPMAN AND CUTLER LLP



                                             By /s/ Suzanne M. Russell
                                                ------------------------------
                                                    Suzanne M. Russell